Reporting Segments	12 Months Ended
Dec. 31, 2020
Text block [Abstract]
Reporting Segments

Note 4 - Reporting Segments

The information reported by segments is determined by the Bank on the basis of its operating segments (Chile, which includes the New York branch, and Colombia), which are mainly differentiated by the risks and rewards that affect them.

The reporting segments and the criteria used to inform the highest authority of the Bank on the decision making of the operation are in accordance with what is set forth in IFRS 8 “Operating segments”.

a)	Segments

According to the above, the descriptions of each operating segment are as follows:

i) Chile

The Bank’s business activities in Chile take place mainly in the local market. It has strategically aligned its operations into the following five business areas that are directly related to its customers’ needs and the Bank’s strategy: 1) Wholesale Banking (a) Corporate Banking, (b) Large Companies, and (c) Real Estate and Construction; 2) Retail Banking (a) Itaú Private Bank, (b) Itaú Companies, (c) Itaú Personal Bank (d) Itaú and (e) Banco Condell; 3) Treasury; 4) Corporate; and 5) Other financial services.

The Bank manages these business areas using a reporting system for internal profitability. The operating results are reviewed regularly by the entity’s Chief Operating Decision Maker (CODM) for operating decisions as one single reporting segment, to decide about resource allocation for the segment and evaluate its performance.

ii) Colombia

Colombia has been identified as a separate operating segment based on the business activities. Its operating results are regularly reviewed by the entity’s Chief Operating Decision Maker (CODM) for operating decisions as one single reporting segment, to decide on the resource allocation for the segment and evaluate its performance. Separate financial information is available for this reporting segment.

The commercial activities of this segment are carried out by Itaú Corpbanca Colombia S.A. and subsidiaries

The Bank did not enter into transactions with a particular customer or third party that exceed 10% of its total revenue in 2020, 2019 and 2018.

a)	Geographical information

The segments reported by Itaú Corpbanca, discloses revenue from ordinary activities from external clients:

(i)attributed to the entity’s country of domicile and

(ii)attributed, in aggregate, to all foreign countries where the entity obtains revenue.

Note 4 - Reporting Segments, continued

When revenue from external customers attributed to a particular foreign country is significant, it is disclosed separately. Pursuant to the foregoing, the Bank operates in two main geographic areas: Chile and Colombia.

Chile reporting segment includes operations carried out by Itaú Corpbanca New York branch and the Colombia reporting segment includes the operations carried out by Itaú S.A. (Panama) and Itaú Casa de Valores S.A.

The information on interest income and interest expenses for the years ended December 31, 2020, 2019 and 2018 of the aforementioned reporting segments is presented below:

	2020			2019			2018
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Interest income	1,116,943	432,731	1,549,674	1,245,465	528,175	1,773,640	1,208,481	530,836	1,739,317
Interest expense	(490,729)	(192,508)	(683,237)	(631,279)	(241,943)	(873,222)	(593,796)	(257,858)	(851,654)
Net interest income	626,214	240,223	866,437	614,186	286,232	900,418	614,685	272,978	887,663

c)	Information on assets, liabilities and income

Segment information on assets and liabilities is presented as of December 31, 2020 and 2019.

Note 4 - Reporting Segments, continued

c.1) Assets and Liabilities

		As of December 31, 2020
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	2,761,202	327,870	3,089,072
Cash items in process of collection	5b)	173,099	93	173,192
Financial instruments at fair value through profit or loss	6	145,671	437,039	582,710
Financial instruments at fair value through other comprehensive income	11	3,353,241	617,658	3,970,899
Loans and accounts receivable at amortized cost and interbank loans	9-10	17,503,371	4,079,858	21,583,229
Investment in associates	12	7,149	—	7,149
Financial instruments at amortized cost	11	7,202	104,340	111,542
Investments under resale agreements	7	84,173	21,407	105,580
Financial derivative contracts	8	3,817,286	165,517	3,982,803
Intangible assets (*)	13	682,695	35,988	718,683
Property, plant, and equipment	14	56,756	23,859	80,615
Right of use assets under lease agreements	15	117,513	28,495	146,008
Current taxes	16	44,976	19,723	64,699
Deferred taxes	16	264,668	47,888	312,556
Other assets	17a)	453,702	88,931	542,633
Other non-current assets held for sale	17b)	10,818	4,260	15,078
TOTAL ASSETS		29,483,522	6,002,926	35,486,448

		As of December 31, 2020
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	18a)	3,939,501	2,257,905	6,197,406
Cash in process of being cleared	5b)	154,231	1	154,232
Obligations under repurchase agreements	7b)	399,593	239,258	638,851
Time deposits and other time liabilities	18b)	9,984,010	1,449,054	11,433,064
Financial derivative contracts	8	3,494,611	178,980	3,673,591
Interbank borrowings	19	3,393,160	405,818	3,798,978
Debt instruments issued	20	5,472,392	732,464	6,204,856
Other financial liabilities	20	13,123	—	13,123
Lease contracts liabilities	15	125,265	26,620	151,885
Current taxes	16	596	1,170	1,766
Deferred taxes	16	—	237	237
Provisions	21	33,310	101,780	135,090
Other liabilities	22a)	619,955	80,079	700,034
Liabilities directly associated with non-current assets held for sale	22b)	—	—	—
TOTAL LIABILITIES		27,629,747	5,473,366	33,103,113

(*)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$492,512 as of December 31, 2020.

Note 4 - Reporting Segments, continued

		As of December 31, 2019
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
Cash and deposits in banks	5a)	610,901	398,780	1,009,681
Cash items in process of collection	5b)	230,595	710	231,305
Financial instruments at fair value through profit or loss	6	112,224	71,478	183,702
Financial instruments at fair value through other comprehensive income	11	2,751,959	846,931	3,598,890
Loans and accounts receivable at amortized cost and interbank loans	9-10	17,651,839	4,659,254	22,311,093
Investment in associates	12	5,833	3,772	9,605
Financial instruments at amortized cost	11	30,123	85,535	115,658
Investments under resale agreements	7	46,686	29,289	75,975
Financial derivative contracts	8	3,061,530	93,427	3,154,957
Intangible assets (*)	13	1,154,457	419,976	1,574,433
Property, plant, and equipment	14	73,169	21,911	95,080
Right of use assets under lease agreements	15	128,868	38,573	167,441
Current taxes	16	30,773	54,743	85,516
Deferred taxes	16	200,747	7,910	208,657
Other assets	17a)	699,679	71,182	770,861
Other non-current assets held for sale	17b)	10,291	6,911	17,202
TOTAL ASSETS		26,799,674	6,810,382	33,610,056

		As of December 31, 2019
	Note	Chile	Colombia	Total
		MCh$	MCh$	MCh$
LIABILITIES
Deposits and other demand liabilities	18a)	2,765,496	2,107,952	4,873,448
Cash in process of being cleared	5b)	164,573	—	164,573
Obligations under repurchase agreements	7b)	499,136	60,321	559,457
Time deposits and other time liabilities	18b)	9,700,785	1,919,402	11,620,187
Financial derivative contracts	8	2,839,914	98,120	2,938,034
Interbank borrowings	19	1,883,900	762,856	2,646,756
Debt instruments issued	20	5,687,763	720,593	6,408,356
Other financial liabilities	20	12,966	—	12,966
Lease contracts liabilities	15	137,334	35,590	172,924
Current taxes	16	13	—	13
Deferred taxes	16	—	263	263
Provisions	21	88,579	89,248	177,827
Other liabilities	22a)	653,786	55,128	708,914
Liabilities directly associated with non-current assets held for sale	22b)	—	—	—
TOTAL LIABILITIES		24,434,245	5,849,473	30,283,718

(*)    This includes goodwill generated in business combination between Itaú Chile and Corpbanca totaling MCh$1,194,331 as of December 31, 2019.

Note 4 - Reporting Segments, continued

c.2) Income for the years ended December 31, 2020, 2019, and 2018

	2020			2019			2018
	Chile	Colombia	Total	Chile	Colombia	Total	Chile	Colombia	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Net interest income	626,214	240,223	866,437	614,186	286,232	900,418	614,685	272,978	887,663
Net fee and commission income	108,140	32,859	140,999	138,007	36,397	174,404	149,673	36,456	186,129
Net income from financial operations	25,031	85,856	110,887	152,600	(8,966)	143,634	128,264	44,491	172,755
Net foreign exchange gain (loss)	(20,491)	(53,973)	(74,464)	(24,389)	52,015	27,626	5,726	(23,691)	(17,965)
Other operating income	16,588	48,990	65,578	20,460	24,512	44,972	14,337	12,319	26,656
Provision for loan losses	(310,429)	(155,801)	(466,230)	(295,116)	(87,562)	(382,678)	(127,804)	(151,994)	(279,798)
NET OPERATING PROFIT	445,053	198,154	643,207	605,748	302,628	908,376	784,881	190,559	975,440
Depreciation and amortization	(96,117)	(30,327)	(126,444)	(86,593)	(40,573)	(127,166)	(53,544)	(33,273)	(86,817)
Operating expenses (*) (**)	(896,152)	(559,182)	(1,455,334)	(394,271)	(215,096)	(609,367)	(442,943)	(211,767)	(654,710)
OPERATING INCOME (LOSS)	(547,216)	(391,355)	(938,571)	124,884	46,959	171,843	288,394	(54,481)	233,913
Income from investment in associates	(2,794)	—	(2,794)	800	(268)	532	—	—	—
Income taxes	73,965	41,245	115,210	(33,393)	(14,460)	(47,853)	(85,269)	18,210	(67,059)
CONSOLIDATED INCOME (LOSS) FOR THE YEAR	(476,045)	(350,110)	(826,155)	92,291	32,231	124,522	203,125	(36,271)	166,854

(*)   Includes personnel salaries and expenses, administrative expenses, impairment, and other operating expenses

(**) As of December 31, 2020, includes the recognition of an impairment loss of MCh$814,879. The impairment is broken down into MCh$651,825 corresponding to the impairment on Goodwill, MCh$412,356 and MCh$239,469 of CGUs of Chile and Colombia, respectively, and MCh$113,911 corresponding to the intangibles generated in the business combination of the CGU Colombia. Intangible assets include impairment on Softwares and Licenses of MCh$38,849, which is broken down into MCh$ 34,524 and MCh$4,325 in the Chile CGU and Colombia CGU, respectively. In addition, the Chile CGU includes impairment of property, plant and equipment for MCh$10,294.